Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023	3 Months Ended
Dec. 31, 2024
Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 [Abstract]
SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION FOR THE THREE MONTHS ENDED DECEMBER 31, 2023

NOTE 16 – SUPPLEMENTAL INFORMATION CONDENSED FINANCIAL INFORMATION FOR THE THREE MONTHS ENDED DECEMBER 31, 2023

Condensed consolidated statement of operations for the three months ended December 31, 2023 was:

Amount
Total operating expenses	$2,801,355
Loss from operations	(2,801,355)
Total other expense	(5,862)
Net loss from continuing operations	(2,807,217)
Net loss from discontinued operations	(6,120,878)
Net loss	$(8,928,095)

NET LOSS PER COMMON SHARE (1):
Basic and diluted, continuing operations	$(2.13)
Basic and diluted, discontinued operations	(4.63)
Basic and diluted	$(6.76)

WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and diluted	1,320,456

(1)	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.

Condensed consolidated statement of cash flows for the three months ended December 31, 2023 was:

Amount
Net loss	$(8,928,095)
Net loss from discontinued operations	(6,120,878)
Net loss from continuing operations	$(2,807,217)
Adjustments to reconcile net loss to net cash used in operating activities	69,064
Changes in operating assets and liabilities	4,784,982
Net cash provided by operating activities, continuing operations	2,046,829
Net cash used in operating activities, discontinued operations	(2,784,660)
NET CASH USED IN OPERATING ACTIVITIES	(737,831)
Net cash provided by investing activities, continuing operations	—
Net cash provided by investing activities, discontinued operations	130,137
NET CASH PROVIDED BY INVESTING ACTIVITIES	130,137
Net cash provided by financing activities, continuing operations	773,161
Net cash used in financing activities, discontinued operations	(26,990)
NET CASH PROVIDED BY FINANCING ACTIVITIES	746,171
EFFECT OF EXCHANGE RATE ON CASH – DISCONTINUED OPERATIONS	33,314
NET CHANGE IN CASH	171,791
Cash - beginning of period, including discontinued operations	691,819
Cash - end of period, including discontinued operations	863,610
Less: cash from discontinued operations	812,229
Cash – end of period from continuing operations	$51,381